Operating Lease Arrangements - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure of operating lease [line items]
Operating lease expiration	2019 to 2028	2019 to 2028
Rental expense	$ 52,052	$ 1,593,315	$ 1,193,477	$ 1,411,533
Bottom of range [member]
Disclosure of operating lease [line items]
Operating leasing periods	1 year	1 year
Top of range [member]
Disclosure of operating lease [line items]
Operating leasing periods	15 years	15 years